SEGMENT INFORMATION (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of operating segments [line items]
Revenue	₽ 6,033	₽ 3,972	₽ 3,607
Adjusted EBITDA	213	33	(492)
Reconciliation of Adjusted EBITDA to Loss before income tax
Adjusted EBITDA	213	33	(492)
Depreciation and amortization	(279)	(200)	(169)
Finance expenses, net	(42)	(61)	(31)
Foreign currency exchange gain / (loss), net	53	(1)	(3)
IPO-related costs	(304)
Income from the depositary	6
Capitalized development costs	0	43	22
Reclassification of lease related amortization and interest	60	74	71
Reclassification of operating expense related to software licenses to amortization	45	31	23
Share-based payments	(2,549)	(558)	(67)
Goodwill impairment			(256)
Loss before income tax	(2,797)	(639)	(902)
Listing revenue
Disclosure of operating segments [line items]
Revenue	3,699	2,383	2,481
Lead generation revenue
Disclosure of operating segments [line items]
Revenue	1,332	994	623
Display advertising revenue
Disclosure of operating segments [line items]
Revenue	601	456	452
Other revenue
Disclosure of operating segments [line items]
Revenue	401	139	51
Core Business
Disclosure of operating segments [line items]
Revenue	5,641	3,822	3,555
Adjusted EBITDA	1,139	532	(193)
Reconciliation of Adjusted EBITDA to Loss before income tax
Adjusted EBITDA	1,139	532	(193)
Core Business | Listing revenue
Disclosure of operating segments [line items]
Revenue	3,699	2,383	2,481
Core Business | Lead generation revenue
Disclosure of operating segments [line items]
Revenue	1,329	991	622
Core Business | Display advertising revenue
Disclosure of operating segments [line items]
Revenue	596	439	440
Core Business | Other revenue
Disclosure of operating segments [line items]
Revenue	17	9	12
Mortgage Marketplace
Disclosure of operating segments [line items]
Revenue	295	110	34
Adjusted EBITDA	(482)	(254)	(153)
Reconciliation of Adjusted EBITDA to Loss before income tax
Adjusted EBITDA	(482)	(254)	(153)
Mortgage Marketplace | Lead generation revenue
Disclosure of operating segments [line items]
Revenue	3	3	1
Mortgage Marketplace | Display advertising revenue
Disclosure of operating segments [line items]
Revenue	5	17	12
Mortgage Marketplace | Other revenue
Disclosure of operating segments [line items]
Revenue	287	90	21
Valuation and Analytics
Disclosure of operating segments [line items]
Revenue	45	39	18
Adjusted EBITDA	(72)	(119)	(81)
Reconciliation of Adjusted EBITDA to Loss before income tax
Adjusted EBITDA	(72)	(119)	(81)
Valuation and Analytics | Other revenue
Disclosure of operating segments [line items]
Revenue	45	39	18
C2C Rental
Disclosure of operating segments [line items]
Revenue	3	1
Adjusted EBITDA	(148)	(126)	(65)
Reconciliation of Adjusted EBITDA to Loss before income tax
Adjusted EBITDA	(148)	(126)	₽ (65)
C2C Rental | Other revenue
Disclosure of operating segments [line items]
Revenue	3	₽ 1
End-to-End Offerings
Disclosure of operating segments [line items]
Revenue	49
Adjusted EBITDA	(224)
Reconciliation of Adjusted EBITDA to Loss before income tax
Adjusted EBITDA	(224)
End-to-End Offerings | Other revenue
Disclosure of operating segments [line items]
Revenue	₽ 49